Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost:	$ 24,277	$ 23,869
Accumulated depreciation:	21,205	20,401
Depreciated cost	3,072	3,468
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	981	918
Accumulated depreciation:	470	429
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	15,221	14,842
Accumulated depreciation:	14,528	14,194
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	3,774	3,778
Accumulated depreciation:	2,699	2,471
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost:	1,217	1,237
Accumulated depreciation:	564	447
Software [Member]
Property, Plant and Equipment [Line Items]
Cost:	3,084	3,094
Accumulated depreciation:	$ 2,944	$ 2,860